Investment Strategy - Dunham Real Estate Stock Fund	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts (“REITs”)) of real estate companies. The Fund normally invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the real estate industry that are economically tied to different countries throughout the world, including the United States. The Fund defines a company as principally engaged in the real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, operation, construction, development, financing, leasing, management or sale of real estate. The Fund may also invest in real estate companies or issuers that are economically tied to emerging markets. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objectives.

The sub-adviser’s approach to real estate investing is value-oriented, based upon real estate fundamentals and assessments of management teams. The sub-adviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company’s underlying real estate assets as well as a company’s on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the sub-adviser analyzes the quality of real estate asset cash flows, sustainability and growth of company dividends. The sub-adviser also evaluates the company’s strategy, management’s track record, incentives and ability to create long term shareholder value. Only about 10% of institutional quality commercial real estate is publicly traded, and the sub-adviser believes that public real estate securities managers need a firm understanding of the other 90%—the private real estate markets—to successfully add value.

Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors, including the sub-adviser’s assessment of relative risk adjusted return for the securities.

The Fund may also engage in securities lending.